UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2008
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, April 22, 2008

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		37
Form 13F Information Table Value Total:	        $780,406(x 1000)



List of Other Included Managers:

No.	13F File Number	Name


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                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

Alliancebernstein Hld	COM	01881G106      $21,431 	 338,137    SH		Sole		 338,137
Archer-Daniels-Midland	COM	39483102       $27,784   675,020    SH		Sole		 675,020
Aflac Inc.		COM	1055102		$6,468    99,580    SH		Sole		  99,580
American International 	COM	26874107       $30,445   703,922    SH		Sole		 703,922
Apache Corp		COM	37411105       $22,838   189,029    SH		Sole		 189,029
Bank of America Corp.	COM	60505104       $29,590   780,535    SH		Sole		 780,535
Comcast Corp CL A	COM	20030N101      $44,277 2,289,422    SH		Sole	       2,289,422
Chevron Corp.		COM	166764100      $20,598   241,304    SH		Sole		 241,304
Cox Radio Inc-Cl A	COM	224051102      $11,191   942,000    SH		Sole		 942,000
Du Pont (E.I.) 		COM	263534109      $34,025   727,659    SH		Sole		 727,659
Dell Inc.		COM	24702R101       $8,656   434,540    SH		Sole		 434,540
Duke Energy Corporation	COM	26441C105      $24,918 1,395,988    SH		Sole	       1,395,988
Eaton Corp		COM	278058102      $19,546 	 245,331    SH		Sole		 245,331
Fiserv Inc.		COM	337738108      $16,051 	 333,779    SH		Sole		 333,779
General Electric Co.	COM	369604103      $40,114 1,083,858    SH		Sole	       1,083,858
Group 1 Automotive	COM	398905109       $5,679 	 241,865    SH		Sole		 241,865
Home Depot Inc		COM	437076102      $28,469 1,017,833    SH		Sole	       1,017,833
Hubbell Inc. Cl B	COM	443510201      $14,798   338,715    SH		Sole		 338,715
Int'l Flavors&Fragrnces	COM	459506101      $14,890 	 338,022    SH		Sole		 338,022
Intel Corp.		COM	458140100      $13,873 	 655,000    SH		Sole		 655,000
Johnson Controls Inc	COM	478366107      $18,335 	 542,456    SH		Sole		 542,456
Keycorp			COM	493267108      $11,499 	 523,855    SH		Sole		 523,855
Kimberly-Clark Corp.	COM	494368103      $27,050 	 419,053    SH		Sole		 419,053
Lexmark Intl Inc-A	COM	529771107      $14,415 	 469,253    SH		Sole		 469,253
Manpower Inc.		COM	56418H100      $16,501 	 293,303    SH		Sole		 293,303
Moody's Corp		COM	615369105      $21,020 	 603,492    SH		Sole		 603,492
3M Co.			COM	88579Y101      $33,496 	 423,201    SH		Sole		 423,201
Merck & Company Inc.	COM	589331107      $22,637 	 596,503    SH		Sole		 596,503
Nabors Industries Ltd	COM	2963372	       $40,832 1,209,121    SH		Sole	       1,209,121
NBTY Inc.		COM	628782104       $9,175 	 306,340    SH		Sole		 306,340
Pfizer Inc.		COM	717081103      $43,530 2,079,785    SH		Sole	       2,079,785
Progressive Corp	COM	743315103       $6,565 	 408,515    SH		Sole		 408,515
Qualcomm Inc		COM	747525103      $27,399 	 668,257    SH		Sole		 668,257
Timberland Co. Cl A	COM	887100105      $11,743 	 855,275    SH		Sole		 855,275
Unum Group		COM	91529Y106      $14,161 	 643,383    SH		Sole		 643,383
Wellpoint Inc.		COM	94973V107	$7,330 	 166,110    SH		Sole		 166,110
Exxon Mobil Corporation	COM	30231G102      $19,077 	 225,546    SH		Sole		 225,546



